SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss related to acquired intangible assets				$ 0	$ 0	$ 1,135
Goodwill impairment				0	0	0
Accounts receivable, allowance				5,795
Allowance for doubtful accounts				$ 2,916	1,457
Lease term				4 years
Impairment equity securities				$ 0	7,260	0
Impairment losses on equity method investments				0	0	313
Unrealized (losses) / gains on available-for-sale investments				(1,425)	(221)	2,222
Impairment losses on long-term investments				$ 478	920	0
Value added tax rate	13.00%	16.00%	17.00%	6.00%
Advertising expenses				$ 27,329	21,269	13,775
Government subsidy recognized as income				541	53	13
Government subsidy, cost of revenue				506	1,188	2,799
Government subsidies other current liabilities				23,213	22,078
Government subsidies other non-current liabilities				209	67
Cash and cash equivalents and restricted cash				112,933	110,735	140,469	$ 141,121
Foreign currency translation adjustment					25,140	13,620
U.S. Dollar Denominated
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and restricted cash				16,627	63,001
RMB
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and restricted cash				82,649	39,348
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Transaction gains				$ 2,825	$ 3,247	$ 4,908
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				20.00%
Product warranty term for one customer				12 months
Minimum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				5 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				100.00%
Product warranty term for one customer				36 months
Maximum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				10 years